Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	May 01, 2019
MEDIUM-DURATION BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds Medium-Duration Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Medium-Duration Bond Fund seeks maximum total return consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Medium-Duration Bond Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 431% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	431.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired fund fees and expenses have been restated to reflect estimated expenses for the current fiscal year based on a change to the Fund’s investment of cash balances to the Institutional Class of the GuideStone Funds Money Market Fund.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Acquired fund fees and expenses have been restated to reflect estimated expenses for the current fiscal year based on a change to the Fund’s investment of cash balances to the Institutional Class of the GuideStone Funds Money Market Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund invests mainly (at least, and typically more than, 80% of its net assets, plus borrowings for investment purposes, if any) in investment grade fixed-income instruments. The Fund’s portfolio is diversified among a large number of companies across different industries and economic sectors.
  The Fund invests primarily in:
  Obligations issued or guaranteed by:
  The U.S. government, its agencies and instrumentalities, banks and corporations; and
  Foreign governments, banks and corporations of developed and emerging markets.
  Mortgage- and asset-backed securities.
  Repurchase agreements relating to the above instruments.
  The average quality rating for the Fund’s portfolio will be greater than or equal to “A” as rated by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by S&P Global Ratings or Fitch, Inc./Fitch Ratings Ltd. (“Fitch”). The Fund invests primarily in investment grade debt securities but may invest up to 15% of its assets in below-investment grade securities (high yield securities or junk bonds) rated “B” or higher by Moody’s or the equivalent by S&P Global Ratings or Fitch (or if unrated, determined by a Sub-Adviser to be of the same quality). Mortgage- and asset-backed securities held by the Fund may include those backed by loans to subprime borrowers. If an investment held by the Fund is downgraded below a “B” or equivalent rating, the Sub-Adviser will take action that it believes to be advantageous to the Fund.
  The average dollar-weighted duration of the Fund normally varies, in years, between +/- 30% of the duration of the Bloomberg Barclays US Aggregate Bond Index (the “Index”). As of March 31, 2019, the average dollar-weighted duration of the Index was 5.79 years. Duration measures the sensitivity of a fixed-income security's price to changes in interest rates. The longer a fixed-income security’s duration, the more sensitive that security will be to changes in interest rates. Similarly, the longer the Fund’s dollar-weighted average duration, the more sensitive the Fund will be to interest rate changes than a fund with a shorter dollar-weighted average duration.
  The Fund may hold up to 20% of its assets in obligations denominated in currencies other than the U.S. dollar and may invest beyond this limit when considering U.S. dollar-denominated securities of foreign issuers. Unhedged non-U.S. dollar currency exposure is limited to 10% of the Fund’s total market value.
  The Fund may invest to a lesser extent in preferred stock.
  The Fund may use various types of derivative instruments including, but not limited to, forward currency exchange contracts and options and futures contracts thereon (to hedge against fluctuation in foreign currencies or to gain exposure to foreign currencies); interest rate futures and options, yield curve options and options on stock indexes (for investment purposes); credit default swaps, currency swaps, interest rate swaps, interest rate floors and caps and swaptions (for investment purposes and to hedge against fluctuations in foreign currencies and interest rates); and U.S. Treasury futures and options (for investment purposes). The Fund may also take long or short positions in other types of derivative instruments, such as futures contracts, forward options, options and swap agreements as a substitute for taking a position in an underlying asset, to increase returns, to manage market, foreign currency and/or duration or interest rate risk, or as part of a hedging strategy.
  The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.
  The Fund may invest its uninvested cash in high-quality, short-term debt securities, including repurchase agreements and high-quality money market instruments, and also may invest uninvested cash in the GuideStone Funds Money Market Fund.
  The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of the Fund's portfolio under the oversight of the Adviser. The Sub-Advisers practice different investment styles and make investment decisions for the Fund based on an analysis of differing factors, such as interest rates, yield curve positioning, yield spreads, duration, sectors, credit ratings or fundamental issuer selection. The Adviser recommends sub-adviser selections to the Board of Trustees of GuideStone Funds and determines allocations of Fund assets among Sub-Advisers based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that they manage in accordance with their investment strategies and processes.
  The Fund may not invest in any company that is publicly recognized, as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”), as being in the alcohol, tobacco, gambling, pornography or abortion industries, or any company whose products, services or activities are publicly recognized as being incompatible with the moral and ethical posture of GuideStone Financial Resources.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following risks, which are described in alphabetical order and not in order of importance or potential exposure, can significantly affect the Fund’s performance. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
  There is no guarantee that the securities that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.
  Below-Investment Grade Securities Risk: Below-investment grade securities (high yield securities or junk bonds) involve greater risks of default, are more volatile than bonds rated investment grade and are inherently speculative. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
  Controlling Voting Interest Risk: In accordance with GuideStone Funds’ governing documents, GuideStone Financial Resources will, at all times, directly or indirectly control the vote of at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone Financial Resources will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
  Credit Risk: There is a risk that the issuer of a fixed-income investment owned by the Fund, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction to which the Fund is party, may fail to pay interest or even principal due in a timely manner or at all.
  Currency Risk: Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. Derivative contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the Fund.
  Derivatives Risk: Derivatives involve risks different from, and in some respects greater than, those associated with investing directly in securities, currencies or other instruments. Derivatives may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally-cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
  Duration Risk: Longer-duration securities may be more sensitive to interest rate changes, and may be subject to greater interest rate risk. Duration measures the sensitivity of a fixed-income security's price to changes in interest rates. The longer a fixed-income security’s duration, the more sensitive that security will be to changes in interest rates. Longer-duration bonds are generally more volatile, as are lower-rated bonds. An investor in this Fund should be able to accept some short-term fluctuations in value.
  Emerging Markets Risk: Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability and are more susceptible to loss than investments in developed markets. Emerging markets are financial markets in countries with developing economies, where industrialization has commenced and the economy has linkages with the global economy. Generally, emerging markets are located in Latin America, Eastern Europe, Russia and Asia (excluding Japan).
  Faith-Based Investing Risk: The Fund invests in accordance with the faith-based investment restrictions of GuideStone Financial Resources. The Fund may not be able to take advantage of certain investment opportunities due to these restrictions, which may adversely affect investment performance.
  Fixed-Income Securities Risk: The value of fixed-income securities held by the Fund will fluctuate in response to changes in interest rates and other economic factors. When interest rates rise, the prices of fixed-income securities fall and vice versa. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer, including its credit standing, and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.
  Foreign Currency Tax Risk: If the U.S. Treasury Department were to exercise its authority to issue regulations that exclude from the definition of “qualifying income” foreign currency gains not directly related to an underlying fund’s business of investing in securities, the underlying fund may be unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s board of trustees may authorize a significant change in investment strategy or other action.
  Foreign Securities Risk: Obligations or securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. It may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.
  High Portfolio Turnover Risk: The Fund may engage in active and frequent trading and expects to have a high portfolio turnover rate. High turnover could produce higher transaction costs and taxable distributions and lower the Fund’s after-tax performance.
  Large Shareholder Transactions Risk: The Fund may experience adverse effects when certain large shareholders, including institutional accounts managed by the Adviser’s affiliates, as well as other GuideStone Funds that invest in the Fund, purchase or redeem large amounts of Fund shares. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions also will increase the distribution of taxable income to shareholders if sales of portfolio investments result in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a small asset base, leading to an increase in the Fund’s expense ratio.
  Liquidity Risk: Certain investments may be difficult or impossible for the Fund to purchase or sell at an advantageous time or price or in sufficient amounts to achieve the desired level of exposure, particularly in times of market turmoil or adverse investor perceptions. The Fund may be required to dispose of investments at unfavorable times or prices in order to satisfy redemptions, which may result in a loss or may be costly to the Fund. Illiquid investments may be more difficult to value. Judgment plays a greater role in valuing illiquid investments than investments with more active markets. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.
  Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments, sometimes rapidly and unpredictably. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. Changes in the financial condition of a single issuer can impact the market as a whole. Geopolitical risks, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage, may lead to instability in world economies and markets, may lead to increased market volatility and may have adverse long-term effects. In addition, markets and market participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at-large.
  Mortgage- and Asset-Backed Securities Risk: The Fund is subject to the risk that the principal on mortgage- and asset-backed securities held by the Fund will be prepaid, which generally will reduce the yield and market value of these securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates may increase the risk of default by borrowers and tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, to the extent the Fund holds these types of securities, it may experience additional volatility and losses. This is known as extension risk. Moreover, declines in the credit quality of the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. In addition, certain mortgage- and asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.
  Multiple Sub-Adviser Risk: Fund performance is dependent upon the success of the Adviser and the Sub-Advisers in implementing the Fund’s investment strategies in pursuit of the Fund’s investment objective. To a significant extent, the Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers. The Sub-Advisers’ investment styles may not work together as planned, which could adversely affect the performance of the Fund. In addition, because each Sub-Adviser makes its trading decisions independently, it is possible that the Sub-Advisers may purchase or sell the same security at the same time without aggregating their transactions or hold long and short positions in the same security at the same time. This may cause unnecessary brokerage and other expenses. A Sub-Adviser’s strategy may be out of favor at any time.
  Preferred Stock Risk: Preferred stock represents an equity interest in a company that generally entitles the holder to receive dividends and a fixed share of the proceeds from the company’s liquidation. Preferred stock is subject to issuer-specific and market risk applicable generally to equity securities, and is also subject to many of the risks associated with debt securities, including interest rate risk. Shareholders may suffer a loss of value if dividends are not paid. In certain situations an issuer may call or redeem its preferred stock or convert it to common stock. The market prices of preferred stocks are generally more sensitive to actual or perceived changes in the issuer’s financial condition or prospects than are the prices of debt securities.
  Redemption Risk: The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance. A general rise in interest rates, perhaps because of changing government policies, has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-income securities, may result in decreased liquidity and increased volatility in the fixed-income markets.
  Repurchase Agreement Risk: If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
  U.S. Government Securities Risk: Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by a right to borrow from the U.S. Treasury, while others are backed only by the credit of the issuing agency or instrumentality. Accordingly, these securities carry at least some risk of non-payment.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, and the Fund's Institutional Class, before taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

		The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the GuideStone Funds’ website at GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, and the Fund's Institutional Class, before taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-GS-FUNDS (1-888-473-8637)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	GuideStoneFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Investor Class Annual Total Returns years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 7.46% 6/2009	Worst Quarter: (2.75)% 12/2016

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/18
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Investor Class. After-tax returns for the Institutional Class will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
MEDIUM-DURATION BOND FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.32%
Other expenses	rr_OtherExpensesOverAssets	0.06%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.39%
1 Year	rr_ExpenseExampleYear01	$ 40
3 Years	rr_ExpenseExampleYear03	125
5 Years	rr_ExpenseExampleYear05	219
10 Years	rr_ExpenseExampleYear10	$ 493
One Year	rr_AverageAnnualReturnYear01	(0.46%)
Five Years	rr_AverageAnnualReturnYear05	2.57%
Ten Years	rr_AverageAnnualReturnYear10	5.02%
MEDIUM-DURATION BOND FUND | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.32%
Other expenses	rr_OtherExpensesOverAssets	0.33%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.66%
1 Year	rr_ExpenseExampleYear01	$ 67
3 Years	rr_ExpenseExampleYear03	211
5 Years	rr_ExpenseExampleYear05	368
10 Years	rr_ExpenseExampleYear10	$ 822
2009	rr_AnnualReturn2009	16.97%
2010	rr_AnnualReturn2010	8.65%
2011	rr_AnnualReturn2011	6.49%
2012	rr_AnnualReturn2012	7.68%
2013	rr_AnnualReturn2013	(1.98%)
2014	rr_AnnualReturn2014	5.82%
2015	rr_AnnualReturn2015	(0.22%)
2016	rr_AnnualReturn2016	2.88%
2017	rr_AnnualReturn2017	3.93%
2018	rr_AnnualReturn2018	(0.72%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.75%)
One Year	rr_AverageAnnualReturnYear01	(0.72%)
Five Years	rr_AverageAnnualReturnYear05	2.32%
Ten Years	rr_AverageAnnualReturnYear10	4.83%
MEDIUM-DURATION BOND FUND | after taxes on distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.74%)	[2]
Five Years	rr_AverageAnnualReturnYear05	1.44%	[2]
Ten Years	rr_AverageAnnualReturnYear10	3.63%	[2]
MEDIUM-DURATION BOND FUND | after taxes on distributions and sale of Fund shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.44%)	[2],[3]
Five Years	rr_AverageAnnualReturnYear05	1.40%	[2],[3]
Ten Years	rr_AverageAnnualReturnYear10	3.31%	[2],[3]
MEDIUM-DURATION BOND FUND | Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	2.52%
Ten Years	rr_AverageAnnualReturnYear10	3.48%

[1]	Acquired fund fees and expenses have been restated to reflect estimated expenses for the current fiscal year based on a change to the Fund’s investment of cash balances to the Institutional Class of the GuideStone Funds Money Market Fund.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown only for the Investor Class. After-tax returns for the Institutional Class will vary.
[3]	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.